Fair Value Measurements (Hybrid Notes) (Details) - Net investment in United States dollar denominated operations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200
After-tax foreign currency gain (loss)	$ 26	$ 78